Investments in Subsidiaries/Affiliates	12 Months Ended
Mar. 31, 2016
Subsidiaries
Investments in Subsidiaries/Affiliates

30. Subsidiaries

HDB Financial Services Limited (“HDBFSL”) is a non-deposit taking non-bank finance company and a subsidiary of the Bank. As at March 31, 2016, the stake-holding of the Bank in HDBFSL was 97.3%. The financial statements of HDBFSL are consolidated.

HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2016 the Bank holds a 97.9% effective equity interest. The financial statements of HSL are consolidated.

Atlas Documentary Facilitators Company Private Ltd (“ADFC”) specializes in back-office processing. The Bank regularly transacts business with ADFC. As on March 31, 2016, HDFC Bank Ltd. and its subsidiaries effectively hold 59.0% of the equity interests of ADFC. Members of the Bank’s management team as well as other employees also hold a stake in the equity share capital. The financial statements of ADFC are consolidated.

HBL Global Private Ltd (“HBL”) is a subsidiary of ADFC which holds 98.0% of its equity. HBL provides direct sales support for certain products of the Bank. The financial statements of HBL are consolidated.

Others
Investments in Subsidiaries/Affiliates

31. Investments in Affiliates

The Bank frequently partners with other HDFC group companies when making investments. The Bank currently has two strategic investments in which HDFC group companies are co-investors. Without the prior approval of the RBI, the Bank cannot hold more than a 30% equity stake in another company. The following is a list of investments in affiliates as at March 31, 2016:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	9.8	12.1%	23.2%

Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%

International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%

The holdings in the above-mentioned companies are accounted for under the equity method of accounting. The increase/(decrease) in the carrying value in these companies was Rs. 50.3 million in fiscal March 31, 2016 (previous year Rs. 27.5 million). This is included under non-interest revenue—other, net.